                   ---------------------------------------
                             STATE STREET RESEARCH
                   ---------------------------------------
                               MONEY MARKET FUND
                               -----------------

                   SEMIANNUAL REPORT
                   September 30, 2000



                    ---------------------------------
                             WHAT'S INSIDE
                    ---------------------------------

                    INVESTMENT UPDATE

                    About the fund,
                    economy and markets


                    FUND INFORMATION

                    Facts and figures

                    PLUS, COMPLETE PORTFOLIO HOLDINGS
                    AND FINANCIAL STATEMENTS

                                                       -------------------------
                                                              [Dalbar Logo]
                                                                 DALBAR
                                                         HONORS COMMITMENT TO:
                                                                INVESTORS
                                                                  1999
                                                       -------------------------

                                                            For Excellence
                                                                   in
                                                          Shareholder Service

[Logo] STATE STREET RESEARCH

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
THE ECONOMY
o The Federal Reserve Board appears to have steered the U.S. economy to a soft landing. Growth slowed from 5.6% in the second quarter to 2.7% in the third quarter.
o In May, the Federal Reserve Board raised short-term interest rates to 6.5%. However, slower growth and modest inflation suggest that the Fed could soon back off of its bias toward further increases.
o Corporate profit growth has slowed, but new home sales and consumer spending remained strong. The savings rate slid to a record low 0.1% toward the end of the period, and consumer debt rose.

THE MARKETS
o The stock market bounced back from a spring technology correction and rallied in August as investors rotated into old-economy value stocks. However, the late summer rally was followed by a steep sell-off in September.
o The 10-year Treasury bond replaced the 30-year bond as the bellwether of the U.S. bond market. The yield on the 10-year Treasury bond moved up and down during the six-month period, but closed just about where it started -- at 5.8%. Municipal and corporate bonds rose, but high-yield bonds lagged.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended September 30, 2000, Class E shares of State Street Research Money Market Fund returned 2.96% (does not reflect sales charge).(1) The fund outperformed the Lipper Money Market Funds Average, which returned 2.86%.
o Year-to-date returns have trended up, the result of rising interest rates over the past 15 months.

CURRENT STRATEGY
o The fund continues to invest only in high-quality first-tier money market instruments: corporate and domestic bank paper and Canadian bank and provincial paper.
o We expect short-term interest rates to remain stable going forward. However, the Fed has signaled its continued vigilance over inflation and the economy.

(1) 2.44% for Class B(1);
    2.45% for Class B;
    2.45% for Class C;
    2.96% for Class S;
    2.96% for Class T.

AN INVESTMENT IN THE FUND IS NOT INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

September 30, 2000

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 2000)
--------------------------------------------------------------------------------

7-DAY YIELD
--------------------------------------------------------------------------------
Class B(1)                                                               5.00%
--------------------------------------------------------------------------------
Class B                                                                  5.00%
--------------------------------------------------------------------------------
Class C                                                                  5.00%
--------------------------------------------------------------------------------
Class E                                                                  6.00%
--------------------------------------------------------------------------------
Class S                                                                  6.00%
--------------------------------------------------------------------------------
MetLife Securities Money Fund Class T                                    6.00%
--------------------------------------------------------------------------------
The fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period ending 9/30/00. Yields shown for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

INTEREST RATES
(March 31, 2000 to September 30, 2000)

           30-Year       10-Year       90-Day        90-Day
          Treasury       Treasury      Treasury     Commercial     30-Year
            Bills         Bills         Bills         Paper        Mortgage
--------------------------------------------------------------------------------
3/00        5.837%       $6.015%       $5.886%       $6.090%       $7.930%
4/00        5.963         6.216         5.813         6.240         8.030
5/00        6.089         6.272         5.749         6.630         8.190
6/00        5.896         6.023         5.860         6.580         7.880
7/00        5.786         6.035         6.182         6.500         7.890
8/00        5.665         5.718         6.301         6.480         7.680
9/00        5.883         5.975         6.204         6.470         7.540


GLOSSARY

YIELD:
The measurement of income paid by an investment. It is stated as a percentage.

WEIGHTED AVERAGE MATURITY:
Expressed as a number of days, the WAM is the average maturity of the debt securities in a money market fund.

DEBT SECURITIES:
These are securities issued by corporations and the U.S. government as a way to borrow money. Some common types of debt securities include bonds, notes, bills and commercial paper.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
September 30, 2000 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL             MATURITY               VALUE
                                                          AMOUNT                 DATE                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 99.4%
AUTOMOTIVE 7.9%
DaimlerChrysler N.A. Holding Corp., 6.53% ..........     $  5,000,000           10/31/2000           $  4,972,792
Ford Motor Credit Co., 6.58% .......................       10,000,000           10/12/2000              9,979,894
General Motors Acceptance Corp., 6.51% .............       11,300,000           11/15/2000             11,208,046
General Motors Acceptance Corp., 6.55% .............        3,000,000           12/06/2000              2,963,975
General Motors Acceptance Corp., 6.50% .............       10,500,000            1/11/2001             10,306,625
                                                                                                     ------------
                                                                                                       39,431,332
                                                                                                     ------------
BANK 21.5%
BankAmerica Corp., 6.64% ...........................       11,500,000           10/10/2000             11,480,910
BankAmerica Corp., 6.58% ...........................       10,500,000            1/09/2001             10,308,084
Canadian Imperial Holdings, Inc., 6.54% ............       10,000,000           12/04/2000              9,883,733
Canadian Imperial Holdings, Inc., 6.50% ............       15,800,000            1/12/2001             15,506,164
J.P. Morgan & Co. Inc., 6.52% ......................       14,700,000           10/10/2000             14,676,039
Toronto Dominion Holdings, Inc., 6.46% .............       22,000,000           12/18/2000             21,692,073
Wells Fargo Financial Inc., 6.57% ..................       12,000,000           11/02/2000             11,929,920
Wells Fargo Financial Inc., 6.50% ..................       12,400,000           11/21/2000             12,285,817
                                                                                                     ------------
                                                                                                      107,762,740
                                                                                                     ------------
CANADIAN 4.6%
Province of Quebec, 6.60% ..........................       13,400,000           10/23/2000             13,345,954
Province of Quebec, 6.53% ..........................        2,000,000           12/04/2000              1,976,782
Province of Quebec, 6.51% ..........................        4,000,000           12/11/2000              3,948,643
Province of Quebec, 6.50% ..........................        3,600,000           12/14/2000              3,551,900
                                                                                                     ------------
                                                                                                       22,823,279
                                                                                                     ------------
ELECTRIC UTILITY 5.2%
Northern States Power Co., 6.52% ...................       14,000,000           10/19/2000             13,954,360
Pacific Gas & Electric Co., 6.51% ..................       12,500,000            1/04/2001             12,285,260
                                                                                                     ------------
                                                                                                       26,239,620
                                                                                                     ------------
FINANCIAL SERVICE 41.3%
American Express Credit Corp., 6.48% ...............       13,600,000           10/27/2000             13,536,352
American Express Credit Corp., 6.53% ...............        4,200,000           11/15/2000              4,165,718
American Express Credit Corp., 6.56% ...............        1,600,000           11/15/2000              1,586,880
American Express Credit Corp., 6.57% ...............        1,600,000           11/15/2000              1,586,860
American Express Credit Corp., 6.56% ...............        4,000,000           12/06/2000              3,951,893
American General Corp., 6.51% ......................       14,300,000            1/24/2001             14,002,619
American General Finance Corp., 6.52% ..............       11,000,000           10/26/2000             10,950,194
Associates Corp. of North America, 6.48% ...........       11,900,000           11/27/2000             11,777,906
Associates Corp. of North America, 6.48% ...........       10,000,000           11/30/2000              9,892,000
Associates First Capital Corp., 6.53% ..............        2,600,000           10/31/2000              2,585,852
CIT Group Holdings Inc., 6.68% .....................       22,171,000           10/02/2000             22,171,000
CIT Group Holdings Inc., 6.54% .....................       10,000,000           11/07/2000              9,932,783
CIT Group Holdings Inc., 5.46% .....................       10,000,000           12/08/2000              9,877,978
CIT Group Holdings Inc., 6.48% .....................        5,000,000           12/11/2000              4,936,100
Goldman Sachs Group LP, 6.54% ......................        2,500,000           11/13/2000              2,480,471
Goldman Sachs Group LP, 6.51% ......................       12,100,000            1/02/2001             11,896,508
Goldman Sachs Group LP, 6.51% ......................       11,100,000            1/19/2001             10,879,203
Household Finance Corp., 6.61% .....................       11,800,000           10/06/2000             11,789,167
International Lease Finance Corp., 6.51% ...........       12,000,000           11/06/2000             11,921,880
International Lease Finance Corp., 6.47% ...........       12,400,000           11/20/2000             12,288,572
Merrill Lynch & Company Inc., 6.50% ................       12,500,000            1/16/2001             12,258,507
Merrill Lynch & Company Inc., 6.51% ................       12,450,000            1/19/2001             12,202,349
                                                                                                     ------------
                                                                                                      206,670,792
                                                                                                     ------------
GROCERY 2.3%
Albertsons Inc., 6.47% .............................       11,500,000           11/29/2000             11,378,059
                                                                                                     ------------
MULTI-SECTOR COMPANIES 5.0%
General Electric Capital Corp., 6.54% ..............        9,100,000           10/17/2000              9,073,549
General Electric Capital Corp., 6.52% ..............        6,700,000           10/26/2000              6,669,664
General Electric Capital Corp., 6.47% ..............        6,000,000           12/15/2000              5,919,125
General Electric Capital Corp., 6.55% ..............        3,400,000            1/09/2001              3,338,139
                                                                                                     ------------
                                                                                                       25,000,477
                                                                                                     ------------
PRINTING & PUBLISHING 4.0%
McGraw-Hill Inc., 6.47% ............................       10,500,000           12/08/2000             10,371,678
McGraw-Hill Inc., 6.46% ............................       10,000,000           12/19/2000              9,858,239
                                                                                                     ------------
                                                                                                       20,229,917
                                                                                                     ------------
UTILITY 7.6%
AT&T Corp., 6.72% ..................................       10,000,000           10/02/2000              9,998,133
AT&T Corp., 6.60% ..................................        3,300,000           10/05/2000              3,297,580
Verizon Global Funding Corp., 6.49% ................        7,885,000           10/30/2000              7,843,777
Verizon Global Funding Corp., 6.50% ................        6,800,000           11/06/2000              6,755,800
Verizon Network Funding Inc., 6.48% ................       10,000,000           10/02/2000              9,998,200
                                                                                                     ------------
                                                                                                       37,893,490
                                                                                                     ------------
Total Investments (Cost $497,429,706) - 99.4% ............................................            497,429,706
Cash and Other Assets, Less Liabilities - 0.6% ...........................................              2,954,474
                                                                                                     ------------
Net Assets - 100.0% ......................................................................           $500,384,180
                                                                                                     ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 2000 (Unaudited)

ASSETS
Investments, at value (Cost $497,429,706) (Note 1) ..........      $497,429,706
Cash ........................................................               540
Receivable for fund shares sold .............................         7,516,014
Receivable from Distributor (Note 3) ........................           121,507
Other assets ................................................           519,298
                                                                   ------------
                                                                    505,587,065
LIABILITIES
Payable for fund shares redeemed ............................         4,620,125
Dividends payable ...........................................           247,968
Accrued management fee (Note 2) .............................           208,232
Accrued distribution and service fees (Note 5) ..............            22,779
Accrued trustees' fees (Note 2) .............................            14,640
Other accrued expenses ......................................            89,141
                                                                   ------------
                                                                      5,202,885
                                                                   ------------
NET ASSETS                                                         $500,384,180
                                                                   ============
Net Assets consist of:
  Paid-in capital ...........................................      $500,384,180
                                                                   ============
Net Asset Value and offering price per share of
  Class B(1) shares ($3,272,612 / 3,272,612 shares)* ........             $1.00
                                                                          =====
Net Asset Value and offering price per share of
  Class B shares ($21,236,068 / 21,236,068 shares)* .........             $1.00
                                                                          =====
Net Asset Value, offering price per share of
  Class C shares ($1,807,699 / 1,807,699 shares)* ...........             $1.00
                                                                          =====
Net Asset Value, offering price and redemption
  price per share of Class E shares
  ($354,175,171 / 354,175,171 shares) .......................             $1.00
                                                                          =====
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($22,276,185 / 22,276,185 shares) .........................             $1.00
                                                                          =====
Net Asset Value, offering price and redemption
  price per share of Class T shares
  ($97,616,445 / 97,616,445 shares) .........................             $1.00
                                                                          =====

-------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended September 30, 2000 (Unaudited)

INVESTMENT INCOME
Interest ....................................................      $15,450,713
EXPENSES
Management fee (Note 2) .....................................        1,186,430
Transfer agent and shareholder services (Note 2) ............          612,524
Registration fees ...........................................           90,768
Custodian fee ...............................................           66,978
Reports to shareholders .....................................           62,586
Distribution and service fees - Class B(1) (Note 5) .........           15,442
Distribution and service fees - Class B (Note 5) ............          125,087
Distribution and service fees - Class C (Note 5) ............           11,026
Trustees' fees (Note 2) .....................................           14,640
Audit fee ...................................................           12,078
Legal fees ..................................................           11,529
Miscellaneous ...............................................            4,941
                                                                   -----------
                                                                     2,214,029
Expenses borne by the Distributor (Note 3) ..................         (433,509)
Fees paid indirectly (Note 2) ...............................          (21,983)
                                                                    ----------
                                                                     1,758,537
                                                                   -----------
Net investment income and net increase in net assets
  resulting from operations .................................      $13,692,176
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             SIX MONTHS ENDED
                                            YEAR ENDED      SEPTEMBER 30, 2000
                                          MARCH 31, 2000       (UNAUDITED)
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income and net
  increase resulting from operations .      $  21,189,065         $ 13,692,176
                                            -------------         ------------
Dividends from net investment income:
  Class B(1) ..........................           (93,979)             (74,702)
  Class B .............................        (1,252,515)            (601,654)
  Class C .............................           (93,225)             (53,569)
  Class E .............................       (17,007,761)          (9,941,448)
  Class S .............................        (1,138,955)            (631,379)
  Class T .............................        (1,602,630)          (2,389,424)
                                            -------------         ------------
                                              (21,189,065)         (13,692,176)
                                            -------------         ------------
Net increase from fund share trans-
  actions (Note 6) ....................        53,168,566           55,483,231
                                            -------------         ------------
Total increase in net assets ..........        53,168,566           55,483,231
NET ASSETS
Beginning of period ...................       391,732,383          444,900,949
                                            -------------         ------------
End of period .........................     $ 444,900,949         $500,384,180
                                            =============         ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 2000

NOTE 1

State Street Research Money Market Fund (the "Fund"), is a series of State Street Research Money Market Trust (the "Trust"), which was organized as a Massachusetts business trust in April, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is presently the only active series of the Trust, although the Trustees have the authority to create an unlimited number of series.

The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities as well as high quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

The Fund offers six classes of shares. Class B(1) shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class E shares are offered to any individual. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. MetLife Securities Money Fund Class T shares ("Class T") are only offered through MetLife and certain affiliates. Class E, Class S and Class T shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. The Fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
The Fund values securities at amortized cost, pursuant to which the Fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned.

D. DIVIDENDS
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 2000, the fees pursuant to such agreement amounted to $1,186,430.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended September 30, 2000, the amount of such expenses was $313,398.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended September 30, 2000, the Fund's transfer agent fees were reduced by $21,983 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $14,640 during the six months ended September 30, 2000.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended September 30, 2000, the amount of such expenses assumed by the Distributor and its affiliates was $433,509.

NOTE 4

For the six months ended September 30, 2000, purchases and sales, including maturities, of securities aggregated $5,284,510,497 and $5,250,610,000, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the Fund pays annual distribution and service fees to the Distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/ or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 2000 fees pursuant to such plan amounted to $15,442, $125,087 and $11,026 for Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned commissions aggregating $12,982 and $787 on sales of the Fund's Class B(1) and Class B shares, respectively, and that the Distributor collected contingent deferred sales charges aggregating $29,774, $119,089 and $2,031 on redemptions of Class B(1), Class B and Class C shares, respectively, during the six months ended September 30, 2000.

NOTE 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At September 30, 2000, MetLife owned 356,515 Class S shares and MetLife and certain of its affiliates held of record 61,202,122 Class E shares of the Fund.

These transactions break down by share class as follows:

                                                                               SIX MONTHS ENDED
                                              YEARS ENDED                     SEPTEMBER 30, 2000
                                             MARCH 31, 2000                        (UNAUDITED)
                                 ----------------------------------    ----------------------------------
CLASS B(1)                                SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................         9,179,179    $     9,179,179          3,019,615    $     3,019,615
Issued upon reinvestment of
dividends from net investment
income .......................            60,644             60,644             64,798             64,798
Shares redeemed ..............        (7,351,468)        (7,351,468)        (2,431,680)        (2,431,680)
                                 ---------------    ---------------    ---------------    ---------------
Net increase .................         1,888,355    $     1,888,355            652,733    $       652,733
                                 ===============    ===============    ===============    ===============

                                                                               SIX MONTHS ENDED
                                              YEARS ENDED                     SEPTEMBER 30, 2000
                                             MARCH 31, 2000                        (UNAUDITED)
                                 ----------------------------------    ----------------------------------
CLASS B                                   SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................        59,252,420    $    59,252,420         13,214,055    $    13,214,055
Issued upon reinvestment of
 dividends from net investment
 income ......................         1,112,907          1,112,907            530,644            530,644
Shares redeemed ..............       (61,166,902)       (61,166,902)       (21,995,128)       (21,995,128)
                                 ---------------    ---------------    ---------------    ---------------
Net decrease .................          (801,575)   $      (801,575)        (8,250,429)   $    (8,250,429)
                                 ===============    ===============    ===============    ===============

                                                                               SIX MONTHS ENDED
                                              YEARS ENDED                     SEPTEMBER 30, 2000
                                             MARCH 31, 2000                        (UNAUDITED)
                                 ----------------------------------    ----------------------------------
CLASS C                                   SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................        24,312,657    $    24,312,657          7,508,342    $     7,508,342
Issued upon reinvestment of
dividends from net investment
income .......................            69,175             69,175             47,334             47,334
Shares redeemed ..............       (25,060,570)       (25,060,570)        (7,354,795)        (7,354,795)
                                 ---------------    ---------------    ---------------    ---------------
Net increase
(decrease) ...................          (678,738)   $      (678,738)           200,881    $       200,881
                                 ===============    ===============    ===============    ===============

                                                                               SIX MONTHS ENDED
                                              YEARS ENDED                     SEPTEMBER 30, 2000
                                             MARCH 31, 2000                        (UNAUDITED)
                                 ----------------------------------    ----------------------------------
CLASS E                                   SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................     1,808,245,244    $ 1,808,245,244        520,894,102    $   520,894,102
Issued upon reinvestment of
 dividends from net investment
 income ......................        13,018,579         13,018,579          7,948,275          7,948,275
Shares redeemed ..............    (1,832,618,368)    (1,832,618,368)      (494,407,121)      (494,407,121)
                                 ---------------    ---------------    ---------------    ---------------
Net increase
(decrease) ...................       (11,354,545)   $   (11,354,545)        34,435,256    $    34,435,256
                                 ===============    ===============    ===============    ===============

                                                                               SIX MONTHS ENDED
                                              YEARS ENDED                     SEPTEMBER 30, 2000
                                             MARCH 31, 2000                        (UNAUDITED)
                                 ----------------------------------    ----------------------------------
CLASS S                                   SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................        61,189,073    $    61,189,073         16,589,336    $    16,589,336
Issued upon reinvestment of
dividends from net investment
income .......................           731,990            731,990            539,356            539,356
Shares redeemed ..............       (69,133,419)       (69,133,419)       (14,481,666)       (14,481,666)
                                 ---------------    ---------------    ---------------    ---------------
Net increase
(decrease) ...................        (7,212,356)   $    (7,212,356)         2,647,026    $     2,647,026
                                 ===============    ===============    ===============    ===============

                                                                               SIX MONTHS ENDED
                                              YEARS ENDED                     SEPTEMBER 30, 2000
                                             MARCH 31, 2000                        (UNAUDITED)
METLIFE SECURITIES               ----------------------------------    ----------------------------------
MONEY FUND CLASS T                        SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................       464,822,645    $   464,822,645        310,373,644    $   310,373,644
Issued upon reinvestment of
dividends from net investment
income .......................         1,582,331          1,582,331          1,974,452          1,974,452
Shares redeemed ..............      (395,077,551)      (395,077,551)      (286,550,332)      (286,550,332)
                                 ---------------    ---------------    ---------------    ---------------
Net increase .................        71,327,425    $    71,327,425         25,797,764    $    25,797,764
                                 ===============    ===============    ===============    ===============

STATE STREET RESEARCH MONEY MARKET FUND

---------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                     CLASS B(1)
                                                 --------------------------------------------------
                                                    YEARS ENDED MARCH 31        SIX MONTHS ENDED
                                                 --------------------------    SEPTEMBER 30, 2000
                                                      1999(a)          2000       (UNAUDITED)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             1.000            1.000            1.000
                                                     -----            -----            -----
  Net investment income ($)*                         0.008            0.038            0.024
  Dividends from net investment income ($)          (0.008)          (0.038)          (0.024)
                                                     -----            -----            -----
NET ASSET VALUE, END OF PERIOD ($)                   1.000            1.000            1.000
                                                     =====            =====            =====
Total return(b) (%)                                   0.84(c)          3.88             2.44(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)              732            2,620            3,273
Expense ratio (%)*                                    1.66(d)          1.66             1.66(d)
Expense ratio after expense reductions (%)*           1.65(d)          1.65             1.65(d)
Ratio of net investment income to average net
  assets (%)*                                         3.40(d)          3.97             4.84(d)
*Reflects voluntary reduction of expenses per
share of these amounts (Note 3)($)                   0.000            0.002            0.001

                                                                       CLASS B
                     --------------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED MARCH 31                                      SIX MONTHS ENDED
                     ---------------------------------------------------------------------------------------     SEPTEMBER 30, 2000
                          1996               1997               1998              1999             2000            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD($)   1.000              1.000              1.000             1.000            1.000                1.000
                         -----              -----              -----             -----            -----                -----
  Net investment
    income ($)*          0.041              0.037              0.040             0.038            0.038                0.024
  Dividends from
    net investment
    income ($)          (0.041)            (0.037)            (0.040)           (0.038)          (0.038)              (0.024)
                         -----              -----              -----             -----            -----                -----
NET ASSET VALUE,
END OF PERIOD ($)        1.000              1.000              1.000             1.000            1.000                1.000
                         =====              =====              =====             =====            =====                =====
Total return(b) (%)       4.16               3.72               4.09              3.85             3.88                 2.45(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end
  of period
  ($ thousands)         11,884             15,982             14,567            30,288           29,486               21,236
Expense ratio (%)*        1.75               1.75               1.65              1.66             1.66                 1.66(d)
Expense ratio
  after expense
  reductions(%)*          1.75               1.75               1.65              1.65             1.65                 1.65(d)
Ratio of net
  investment income
  to average net
  assets (%)*             4.06               3.69               4.01              3.73             3.84                 4.81(d)
*Reflects voluntary
 reduction of
 expenses per share
 of these amounts
 (Note 3)($)             0.003              0.002              0.002             0.001            0.002                0.001
-------------------------------------------------------------------------------------------------------------------------------
(a) January 1, 1999 (commencement of share class) to March 31, 1999.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH MONEY MARKET FUND

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       CLASS C
                     --------------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED MARCH 31                                      SIX MONTHS ENDED
                     ---------------------------------------------------------------------------------------     SEPTEMBER 30, 2000
                          1996               1997               1998              1999             2000            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD ($)  1.000              1.000              1.000             1.000            1.000                1.000
                         -----              -----              -----             -----            -----                -----
  Net investment
    income ($)*          0.041              0.037              0.040             0.038            0.038                0.024
  Dividends from
    net investment
    income ($)          (0.041)            (0.037)            (0.040)           (0.038)          (0.038)              (0.024)
                         -----              -----              -----             -----            -----                -----
NET ASSET VALUE,
END OF PERIOD ($)        1.000              1.000              1.000             1.000            1.000                1.000
                         =====              =====              =====             =====            =====                =====
Total return(b) (%)       4.16               3.72               4.09              3.85             3.88                 2.45(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end
  of period
  ($ thousands)          1,964                959              2,314             2,286            1,607                1,808
Expense ratio (%)*        1.75               1.75               1.65              1.66             1.66                 1.66(d)
Expense ratio after
expense reductions(%)*    1.75               1.75               1.65              1.65             1.65                 1.65(d)
Ratio of net
  investment income
  to average net
  assets (%)*             4.08               3.68               4.01              3.72             3.83                 4.86(d)
*Reflects voluntary
 reduction of
 expenses per share
 of these amounts
 (Note 3)($)             0.003              0.002              0.002             0.001            0.002                0.001

                                                                       CLASS E
                     --------------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED MARCH 31                                      SIX MONTHS ENDED
                     ---------------------------------------------------------------------------------------     SEPTEMBER 30, 2000
                          1996               1997               1998              1999             2000            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD($)   1.000              1.000              1.000             1.000            1.000                1.000
                         -----              -----              -----             -----            -----                -----
  Net investment
    income ($)*          0.051              0.047              0.050             0.048            0.048                0.029
  Dividends from
    net investment
    income ($)          (0.051)            (0.047)            (0.050)           (0.048)          (0.048)              (0.029)
                         -----              -----              -----             -----            -----                -----
NET ASSET VALUE,
END OF PERIOD ($)        1.000              1.000              1.000             1.000            1.000                1.000
                         =====              =====              =====             =====            =====                =====
Total return(b) (%)       5.20               4.78               5.12              4.88             4.92                 2.96(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end
  of period
  ($ thousands)        197,109            192,360            221,475           331,094          319,740              354,175
Expense ratio (%)*        0.75               0.75               0.65              0.66             0.66                 0.66(d)
Expense ratio after
expense reductions
(%)*                      0.75               0.75               0.65              0.65             0.65                 0.65(d)
Ratio of net
  investment income
  to average net
  assets (%)*             5.06               4.69               5.01              4.74             4.79                 5.83(d)
*Reflects voluntary
 reduction of
 expenses per share
 of these amounts
 (Note 3)($)             0.003              0.002              0.002             0.001            0.003                0.001
---------------------------------------------------------------------------------------------------------------------------------
(a) January 1, 1999 (commencement of share class) to March 31, 1999.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH MONEY MARKET FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       CLASS S
                     --------------------------------------------------------------------------------------------------------------
                                                        YEARS ENDED MARCH 31                                      SIX MONTHS ENDED
                     ---------------------------------------------------------------------------------------     SEPTEMBER 30, 2000
                          1996               1997               1998              1999             2000            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD
($)                      1.000              1.000              1.000             1.000            1.000                1.000
                         -----              -----              -----             -----            -----                -----
  Net investment
    income ($)*          0.051              0.047              0.050             0.048            0.048                0.029
  Dividends from
    net investment
    income ($)          (0.051)            (0.047)            (0.050)           (0.048)          (0.048)              (0.029)
                          ----               ----               ----              ----             ----                 ----
NET ASSET VALUE,
END OF PERIOD ($)        1.000              1.000              1.000             1.000            1.000                1.000
                         =====              =====              =====             =====            =====                =====
Total return(b) (%)       5.20               4.78               5.12              4.88             4.92                 2.96(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end
  of period
  ($ thousands)         16,191             14,710             13,500            26,842           19,629               22,276
Expense ratio (%)*        0.75               0.75               0.65              0.66             0.66                 0.66(d)
Expense ratio after
expense reductions(%)*    0.75               0.75               0.65              0.65             0.65                 0.65(d)
Ratio of net
  investment income
  to average net
  assets (%)*             5.03               4.69               5.01              4.77             4.77                 5.84(d)
*Reflects voluntary
 reduction of
 expenses per share
 of these amounts
 (Note 3)($)             0.003              0.002              0.002             0.001            0.003                0.001

                                                       METLIFE SECURITIES MONEY FUND CLASS T
                                                 --------------------------------------------------
                                                   YEARS ENDED MARCH 31         SIX MONTHS ENDED
                                                 --------------------------    SEPTEMBER 30, 2000
                                                      1999(e)          2000       (UNAUDITED)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)             1.000            1.000            1.000
                                                     -----            -----            -----
  Net investment income ($)*                         0.031            0.048            0.029
  Dividends from net investment income ($)         (0.031)          (0.048)           (0.029)
                                                     -----            -----            -----
NET ASSET VALUE, END OF PERIOD ($)                   1.000            1.000            1.000
                                                     =====            =====            =====
Total return(b) (%)                                   3.15(c)          4.93             2.96(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)              491           71,819           97,616
Expense ratio (%)*                                    0.66(d)          0.66              0.66(d)
Expense ratio after expense reductions (%)*           0.65(d)          0.65              0.65(d)
Ratio of net investment income to average net
  assets (%)*                                         4.65(d)          4.78             5.84(d)
*Reflects voluntary reduction of expenses per
share of these amounts (Note 3)($)                   0.001            0.003            0.001
-----------------------------------------------------------------------------------------------------
(a) January 1, 1999 (commencement of share class) to March 31, 1999.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) Not annualized.
(d) Annualized.
(e) August 1, 1998 (commencement of share class) to March 31, 1999.

STATE STREET RESEARCH MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
MONEY MARKET FUND                          Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and Chief Executive          President, Chief Executive
Boston, MA 02111                           Officer                                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         JOHN H. KALLIS                         Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       DYANN H. KIESSLING                     Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PictureTel Corporation
DISTRIBUTOR                                THOMAS A. SHIVELY
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       GERARD P. MAUS                         for Finance and Operations and
Boston, MA 02111                           Treasurer                              Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       DOUGLAS A. ROMICH
State Street Research                      Assistant Treasurer                    DEAN O. MORTON
Service Center                                                                    Former Executive Vice President,
P.O. Box 8408                              FRANCIS J. MCNAMARA, III               Chief Operating Officer and
Boston, MA 02266-8408                      Secretary and General Counsel          Director, Hewlett-Packard Company
1-87-SSR-FUNDS (1-877-773-8637)
                                           DARMAN A. WING                         SUSAN M. PHILLIPS
CUSTODIAN                                  Assistant Secretary and                Dean, School of Business and
State Street Bank and                      Assistant General Counsel              Public Management, George
Trust Company                                                                     Washington University; former
225 Franklin Street                        SUSAN E. BREEN                         Member of the Board of Governors
Boston, MA 02110                           Assistant Secretary                    of the Federal Reserve System and
                                                                                  Chairman and Commissioner of
LEGAL COUNSEL                              AMY L. SIMMONS                         the Commodity Futures Trading
Goodwin, Procter & Hoar LLP                Assistant Secretary                    Commission
Exchange Place
Boston, MA 02109                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  Founders Investments Ltd.
                                                                                  President,
                                                                                  The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH MONEY MARKET FUND                         ----------------
One Financial Center                                               Bulk Rate
Boston, MA 02111                                                  U.S. Postage
                                                                      PAID
                                                                   Canton, MA
                                                                   Permit #313
                                                                ----------------

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[Logo] STATE STREET RESEARCH

(c)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Money Market Fund prospectus.

When used after December 31, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:(exp1101)SSR-LD
                                                                    MM-2657-1000